Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ (33,302)	$ (35,369)
Accrued charter revenue	456	457
Accrued charter revenue, non-current	391	569
Charter revenue resulting from varying charter rates	$ (34,149)	$ (36,395)